Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TCW ALTERNATIVE FUNDS
Prospectus Date	rr_ProspectusDate	Apr. 06, 2015
TCW/Gargoyle Hedged Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TCW/Gargoyle Hedged Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek long-term capital appreciation with lower volatility than a stand-alone stock portfolio.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2016
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. In accordance with industry practice, derivative instruments and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of the portfolio turnover rate thereby having the effect of decreasing the portfolio turnover rate. If these instruments were included in the calculations, the Fund would have a higher portfolio turnover rate.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund seeks to achieve its investment objective by investing substantially all of its net assets in equity securities of medium-large capitalization companies (the “Stock Portfolio”) that Gargoyle Investment Advisor L.L.C., the Fund’s sub-adviser (the “Sub-Adviser”), believes are attractively priced relative to medium-large capitalization stocks generally and by selling index call options against the Stock Portfolio (the “Options Portfolio”) to partially hedge the Stock Portfolio, reduce volatility and improve the reward/risk of the Stock Portfolio. The Fund considers the largest 1000 companies by market capitalization (companies with market capitalizations over $3.3 billion as of the date of this Prospectus, without limit for large companies) to be medium or large capitalization companies. The equity securities in which the Fund invests are primarily common stocks. The Fund invests primarily in the securities of U.S. companies, but it may also invest in securities of issuers outside of the U.S. Typically, the Fund only invests in a non-U.S. issuer via shares of that issuer listed on a U.S. stock exchange.

In constructing the Stock Portfolio, the Sub-Adviser periodically, and at least monthly, statistically analyzes approximately 2,500 U.S.-listed companies with the largest market capitalizations by comparing a number of fundamental ratios of each company, such as the price-to-earnings ratio and the price-to-sales ratio, against both the company’s historic average as well as the applicable industry’s current average for each such ratio. Based upon these comparisons and through the use of a proprietary algorithm, each company is assigned a number (referred to as the “JScore”), which is the percentage of “fair market value” at which the Sub-Adviser believes each such company is trading. For inclusion in the Stock Portfolio, the Sub-Adviser limits the universe of candidates to those with the largest market capitalization as described above. Based on the JScores, these companies are then divided into three groups as “buy” candidates, “hold” candidates, or “sell” candidates, and the Fund will make a determination as to the appropriate actions for each candidate, after taking into account certain other considerations, such as tax considerations and risk considerations.

In constructing the Options Portfolio, throughout each month, the Sub-Adviser, using proprietary software, determines the “best” basket of indexes on which to sell index call options based on considerations of (1) the degree to which a basket, on a historical basis, would have most closely replicated, on a statistical basis, the performance of the stocks in the current Stock Portfolio (the specific contents of the Stock Portfolio are not relevant to this consideration) and (2) the times at which indexes have the most relatively overvalued options from an options valuation perspective. Between these two considerations, the historical correlation of the basket takes precedence over valuation. Based upon other proprietary software and the experience and judgment of the Sub-Adviser’s portfolio managers, it then typically sells short-term index call options with exercise prices near the index’s current value such that the combined net long market exposure of the long Stock Portfolio and the short Options Portfolio is approximately 50%. This net figure is determined by considering the long exposure of the Stock Portfolio to be 100%. The Options Portfolio is targeted to be sufficiently short so as to reduce the overall Fund market exposure to a net long 50% (after adjustment for the portfolio managers’ subjective judgment as to the future beta of the Stock Portfolio, essentially meaning its expected correlation to market movements).

The Sub-Adviser monitors the Fund’s net long market exposure continually and does not generally adjust the net exposure of the Options Portfolio between expirations if the net long market exposure stays between the risk parameters then in place (currently between 35% and 65%). If due to market conditions, the Fund’s net long market exposure falls outside the risk parameters then in place, the Sub-Adviser will adjust the Options Portfolio with the goal to bring the Fund back within those parameters. To the extent that the Sub-Adviser determines to roll the Options Portfolio forward on or before expiration, the Fund will endeavor to maintain an Options Portfolio of short call options.

As part of its determination of the best combination of options, the Sub-Adviser strives to sell call options so that each month the total premium received for the index call options exceeds 1.5% of the Fund’s net asset value (for a total of 18% per year).

		The Fund may invest up to 15% of its net assets in illiquid securities. The Fund may also effect short sales of securities. The Fund may not sell a security short if, as a result of that sale, the current value of securities sold short by that Fund would exceed 10% of the value of the Fund’s net assets. However, short sales effected “against the box” to hedge against a decline in the value of a security owned by the Fund are not subject to this 10% limitation.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Because the Fund holds instruments with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio instruments increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:
  Equity Securities Risk: Investments in equity securities involve substantial risks and may be subject to wide and sudden fluctuations in market value, as a result of changes in a company’s financial condition and in overall market, economic and political conditions, changing perception regarding the industries in which the issuing securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.
  Market Risk: Market risk is the risk that the markets in which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
  Value Stock Risk: A value stock may not reach what the Sub-Adviser believes is its full market value, its intrinsic value may go down, or it may be appropriately priced at the time of purchase.
  Medium Capitalization Company Risk: Investing in the securities of mid-cap companies could entail greater risks than investments in larger, more established companies. Companies with medium sized market capitalization often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund’s assets.
  Liquidity Risk: Liquidity risk is the risk that the Fund may invest in securities that trade in lower volumes and may be less liquid than other investments or that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold, the Fund may have to sell them at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on the Fund’s performance. Such securities may also be difficult to value and their values may be more volatile due to liquidity risk. Increased Fund redemption activity, which may occur in a rising interest rate environment or for other reasons, may negatively impact Fund performance and increase liquidity risk due to the need of the Fund to sell portfolio securities. The securities of many of the companies with medium sized capitalizations may have less “float” (the number of shares that normally trade) and less interest in the market and therefore are subject to liquidity risk.
  Short Sale Risk: The Fund may engage in short sales, transactions in which the Fund sells a security it does not own. To complete a short sale, the Fund must borrow the security (typically from brokers or other institutions) to deliver to the buyer. The Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by the Fund and the Fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security. Because a borrowed security could theoretically increase in price without limitation, the loss associated with short selling is potentially unlimited. To the extent that the Fund reinvests proceeds received from selling securities short, it may effectively create leverage. Short sales also involve transaction and other costs that will reduce potential Fund gains and increase potential Fund losses.
  Leverage Risk: Leverage may result from certain transactions, including the use of derivatives (including options), borrowing and reverse repurchase agreements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage, and during periods of adverse market conditions, the use of leverage may cause the Fund to lose more money than would have been the case if leverage was not used. The use of leverage may also cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements.
  Models Risk: The proprietary algorithm and software (collectively, “models”) used by the Sub-Adviser to determine or guide investment decisions may not achieve the objectives of the Fund. Any imperfections or limitations in the analyses and models could affect the ability of the Sub-Adviser to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate, and/or it may not include the most recent information about a company or a security. Additionally, the Sub-Adviser is able to adjust the models or, under certain adverse conditions, to deviate from the models employed by it. Such adjustments or deviations may not achieve the objectives of the Fund and may produce lower returns and/or higher volatility compared to what the returns and volatility of the Fund would have been if the Sub-Adviser had not adjusted or deviated from the models.
  Foreign Securities Risk: Investments in foreign securities may involve greater risks than investing in domestic securities because the Fund’s performance may depend on factors other than the performance of a particular company. Typically, the Fund only invests in a non-U.S. issuer via shares of that issuer listed on a U.S. stock exchange, and therefore is subject to the accounting, auditing and financial reporting standards of that exchange. Political or social instability, civil unrest, acts of terrorism and regional economic volatility are other potential risks that could impact an investment in a security of a non-U.S. issuer.
  Currency Risk: The Fund is subject to currency risk when the Fund invests in foreign issuers. Currency exchange rates may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar may affect the finances of a foreign issuer, which could affect the value of that issuer’s U.S.-listed, U.S. dollar-denominated securities held by the Fund. Such fluctuations in currency exchange rates may be caused by, among others, inflation, interest rates, budget deficits, political factors and government controls.
  Index Call Option Writing Risk: As the writer of an index call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the index covering the call option above the sum of the option premium received and the exercise price of the call option. Since the Fund’s investment strategy does not contemplate investing in or replicating a particular index, the Fund will not profit from increases in market value of a particular index. Therefore, selling index call options also can limit the Fund’s opportunity to profit from an increase in the market value of the Stock Portfolio; however, only to the extent that the Stock Portfolio correlates with the index underlying the call option written by the Fund.
  Correlation and Hedging Risk: As part of its investment strategy, the Fund sells index call options to hedge the Stock Portfolio. There is the risk that the returns of the Stock Portfolio do not correlate with those of the indexes on which the call options are written. Further, the Sub-Adviser may not correctly assess the degree of correlation between the performance of the basket of indexes used in the hedging strategy and the performance of the equity securities in the Stock Portfolio being hedged. It is also not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.
  High Portfolio Turnover Risk: The investment techniques used by the Fund may result in frequent portfolio trading and high portfolio turnover. High portfolio turnover rates will cause the Fund to incur higher levels of brokerage fees and commissions, which may reduce performance, and may cause higher levels of current tax liability to shareholders in the Fund. The portfolio turnover rate of the Fund cannot be accurately predicted. Nevertheless, the annual portfolio turnover rate of the Fund is generally not expected to exceed 100%.
  Management Risk: The skills of the Adviser and the Sub-Adviser will play a significant role in the Fund’s ability to achieve its investment objective.
  New Fund Risk: The Fund is new. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy or may not employ a successful investment strategy, which could result in the Fund being liquidated at any time without shareholder approval and could have negative tax consequences for shareholders.
  Alternative Strategies Risk: The investment strategies employed by the Fund are alternative strategies that have not been applied to mutual funds for an extended period of time. Accordingly, the Fund is subject to the risk that anticipated opportunities do not play out as planned, or that there are unexpected challenges in implementing the Fund’s strategies due to regulatory constraints for mutual funds.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information relates to the Institutional Class shares of the RiverPark/Gargoyle Hedged Value Fund, a series of RiverPark Funds Trust (the “Predecessor Fund”). The Predecessor Fund offered two classes of shares, Retail Class (RGHVX) and Institutional Class (RGHIX), which invested in the same portfolio of securities, but had different returns based on their respective expenses. Retail Class shares had lower returns than Institutional Class shares because of their higher expenses. Prior to the Fund’s commencement of business, the Predecessor Fund will reorganize into the Fund, a series of TCW Alternative Funds. Performance information shown prior to December 31, 2014 is that of the Institutional Class shares of the Predecessor Fund. The Fund charges the same management fee as the Predecessor Fund and the Fund’s total operating expenses after fee waiver or expense reimbursement will be the same as those of the Predecessor Fund. If the Predecessor Fund were charged the same fees and expenses of the Fund, the annual returns for the Predecessor Fund would have been the same. Performance information shown prior to April 30, 2012 is for the Predecessor Fund’s predecessor partnership (Gargoyle Hedged Value Fund L.P.). (1) The predecessor partnership was merged into and reorganized as the Predecessor Fund as of April 30, 2012. The merger and reorganization of the predecessor partnership into the Predecessor Fund was for purposes entirely unrelated to the establishment of a performance record. The Predecessor Fund was managed by the same investment adviser (i.e., its sub-adviser, Gargoyle Investment Advisor, L.L.C.) and in a manner that was in all material respects equivalent to the management of the predecessor partnership since January 2000. The predecessor partnership was formed and commenced operations in 1997; however, substantial changes were made to the strategy in January 2000, consistent with the strategy that the Predecessor Fund pursued. During its operating history since January 2000, the predecessor partnership’s investment policies, objectives, guidelines and restrictions were in all material respects equivalent to the Predecessor Fund’s. The information for periods prior to April 30, 2012 shows how the predecessor partnership’s performance varied from year to year, and reflects the actual fees and expenses that were charged when the Predecessor Fund was a partnership. When the Predecessor Fund was a partnership, it charged investors a 20% performance fee. The Predecessor Fund did not charge a performance fee. If the predecessor partnership were charged the same fees and expenses as the Predecessor Fund, the annual returns for the predecessor partnership would have been higher. From its inception through April 30, 2012, the predecessor partnership was not subject to certain investment restrictions, diversification requirements and other restrictions of the Investment Company Act of 1940, as amended, or the Internal Revenue Code of 1986, as amended, which if they had been applicable, might have adversely affected its performance. The Fund has only adopted the financial statements of the Predecessor Fund since it has been a registered investment company and not its financial statements as an unregistered partnership. Annual performance returns provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. Comparison of performance to an appropriate index indicates how the Fund’s, the Predecessor Fund’s and the predecessor partnership’s average annual returns compare with those of a broad measure of market performance. The Predecessor Fund’s and the predecessor partnership’s past performance is not necessarily an indication of how the Fund will perform in the future. Past performance is no guarantee of future results.

		(1) Prior to April 30, 2012, the Predecessor Fund was a private partnership and had one class of units.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Annual performance returns provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. Comparison of performance to an appropriate index indicates how the Fund’s, the Predecessor Fund’s and the predecessor partnership’s average annual returns compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 241-4671
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.TCW.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Predecessor Fund’s and the predecessor partnership’s past performance is not necessarily an indication of how the Fund will perform in the future. Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (as of December 31) Predecessor Fund - Institutional Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period of time shown in the bar chart, the highest quarterly return was 22.51% for the quarter ended June 30, 2009, and the lowest quarterly return was (20.52)% for the quarter ended December 31, 2008.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Performance information shown prior to December 31, 2014 is that of the Institutional Class shares of the Predecessor Fund. The Fund charges the same management fee as the Predecessor Fund and the Fund’s total operating expenses after fee waiver or expense reimbursement will be the same as those of the Predecessor Fund. If the Predecessor Fund were charged the same fees and expenses of the Fund, the annual returns for the Predecessor Fund would have been the same.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are for Institutional Class shares only. The after-tax returns for Retail Class shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The performance table below shows how the Predecessor Fund’s average annual returns for each of the periods ended December 31, 2014, compared to that of the Predecessor Fund’s benchmarks (S&P 500 Total Return Index and the Russell 1000 Value Index):
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available by calling the Fund, toll free, at (800) 241-4671, or by visiting the Fund’s website at www.TCW.com.
TCW/Gargoyle Hedged Value Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (Fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (includes interest expense and dividends on securities sold short)	rr_OtherExpensesOverAssets	0.80%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.70%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.45%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.25%	[2]
1 Year	rr_ExpenseExampleYear01	127
3 Years	rr_ExpenseExampleYear03	492
TCW/Gargoyle Hedged Value Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (Fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (includes interest expense and dividends on securities sold short)	rr_OtherExpensesOverAssets	0.88%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.03%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.53%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.50%	[2]
1 Year	rr_ExpenseExampleYear01	153
3 Years	rr_ExpenseExampleYear03	585
TCW/Gargoyle Hedged Value Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
2005	rr_AnnualReturn2005	11.92%
2006	rr_AnnualReturn2006	16.87%
2007	rr_AnnualReturn2007	(0.89%)
2008	rr_AnnualReturn2008	(34.42%)
2009	rr_AnnualReturn2009	42.20%
2010	rr_AnnualReturn2010	18.16%
2011	rr_AnnualReturn2011	(3.66%)
2012	rr_AnnualReturn2012	13.86%
2013	rr_AnnualReturn2013	29.38%
2014	rr_AnnualReturn2014	4.62%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.52%)
1 Year	rr_AverageAnnualReturnYear01	4.62%
5 Years	rr_AverageAnnualReturnYear05	11.90%
10 Years	rr_AverageAnnualReturnYear10	7.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2012
TCW/Gargoyle Hedged Value Fund | Retail Class Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.41%
5 Years	rr_AverageAnnualReturnYear05	11.76%
10 Years	rr_AverageAnnualReturnYear10	7.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 04, 2012
TCW/Gargoyle Hedged Value Fund | Return After Taxes on Distributions | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.50%	[3]
5 Years	rr_AverageAnnualReturnYear05		[3],[4]
10 Years	rr_AverageAnnualReturnYear10		[3],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2012	[3]
TCW/Gargoyle Hedged Value Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.50%	[3]
5 Years	rr_AverageAnnualReturnYear05		[3],[4]
10 Years	rr_AverageAnnualReturnYear10		[3],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2012	[3]
TCW/Gargoyle Hedged Value Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.69%
5 Years	rr_AverageAnnualReturnYear05	15.45%
10 Years	rr_AverageAnnualReturnYear10	7.67%
TCW/Gargoyle Hedged Value Fund | Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.45%
5 Years	rr_AverageAnnualReturnYear05	15.42%
10 Years	rr_AverageAnnualReturnYear10	7.30%

[1]	Based on estimated amounts for the current year
[2]	TCW Investment Management Company, the Fund's investment adviser (the "Adviser"), has contractually agreed to waive fees and/or reimburse expenses to limit the Fund's total annual operating expenses (excluding taxes, interest, brokerage commissions, dividends on securities sold short, acquired fund fees and expenses, and extraordinary expenses) to 1.25% of average daily net assets with respect to Class I shares and 1.50% of average daily net assets with respect to Class N shares. This contractual fee waiver/expense reimbursement will remain in place through October 31, 2016. During this term, only the Board of Trustees may terminate or modify the terms of the contract. The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to any applicable expense caps at the time of recoupment or at the time of waiver and/or reimbursement, whichever is lower.
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns are for Institutional Class shares only. The after-tax returns for Retail Class shares will vary. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[4]	After-tax returns are not shown where noted because the privately offered fund, unlike a regulated investment company, was not required to make annual distributions to its investors.